Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (7)	Adjusted EBITDA (thousands) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,481,966	$3,805,705	$1,301,646	$1,419,416	$40.08	$58.56	$52,903	$207,050
2023 (9)	$3,249,806	$10,128,470	$919,235	$2,637,379	$43.24	$59.15	$72,181	$224,835
2022	$793,820	$(7,215,267)	$793,020	$(1,349,647)	$43.60	$46.12	$17,676	$125,570
2021 (10)	$567,092	$13,334,200	$637,347	$6,011,246	$74.90	$71.28	$81,248	$105,490

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Bricker (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Bricker, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bricker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Bricker’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$3,481,966	$(2,000,000)	$2,323,739	$3,805,705
2023	$3,249,806	$(1,500,000)	$8,378,664	$10,128,470
2022	$793,820	$(492,195)	$(7,516,892)	$(7,215,267)
2021	$567,092	$0	$12,767,108	$13,334,200

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. All performance-based stock options were fully-vested as of December 31, 2023.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$2,416,066	$(31,837)	$0	$(60,490)	$0	$0	$2,323,739
2023	$870,970	$0	$566,682	$6,941,012	$0	$0	$8,378,664
2022	$352,663	$(7,401,352)	$27,519	$(495,722)	$0	$0	$(7,516,892)
2021	$0	$10,480,064	$0	$2,287,044	$0	$0	$12,767,108

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Bricker, who serves as our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2021, Dave Davis and Gregory Mays; (ii) for 2022, Dave Davis and Rose Neale; (iii) for 2023, Dave Davis, Grant Whitney, Gregory Mays, Rose Neale and Eric Levenhagen, and (iv) for 2024, Dave Davis, Grant Whitney, Gregory Mays, and Rose Neale. The amount reported in the Summary Compensation Table for Mr. Davis in the 2023 proxy statement inadvertently omitted an additional bonus payment of $50,026 that was paid during 2023 pursuant to the terms of Mr. Davis’ prior employment agreement, which amount has been included for 2023 for purposes of the calculations included in this Pay Versus Performance disclosure. The Summary Compensation Table Total for
Non-PEO
NEOs as shown for 2024 is higher as compared to 2023 as a result of the fact that there was one less non-PEO
NEO during 2024 than during 2023, that
non-NEO
PEO’s Summary Compensation Table amount for 2023 was on the lower spectrum of all non-NEO
PEO compensation reported for 2023, and as a result of the averaging of compensation for the remaining non-PEO
NEOs, the amount for 2024 was calculated as being higher.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Bricker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,301,646	$(595,000)	$712,770	$—	$1,419,416
2023	$919,235	$(255,000)	$1,973,144	$—	$2,637,379
2022	$793,020	$(368,752)	$(1,773,915)	$—	$(1,349,647)
2021	$637,347	$0	$5,373,899	$—	$6,011,246

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$745,661	$(11,591)	$0	$(21,300)	$—	$—	$712,770
2023	$221,412	$(831)	$76,247	$1,676,316	$—	$—	$1,973,144
2022	$264,220	$(1,950,545)	$20,619	$(108,208)	$—	$—	$(1,773,915)
2021	$0	$4,477,443	$0	$896,456	$—	$—	$5,373,899

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NYSE ARCA Airline Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA is defined as net income adjusted for interest expense, depreciation and amortization, interest income, provision for income taxes, stock-based compensation expense, impact of Special Items, net, adjustments to the Tax Receivable Agreement (“TRA”) for the period (as presented in Note 13 of Part II, Item 8 of the 2024
10-K)
and other cash and
non-cash
charges resulting from matters we consider not to be indicative of our ongoing operations.

(9)
Compensation Actually Paid for 2023 reflects the fact that a number of the NEOs’ performance-based stock options vested during 2023 and were fully vested by December 31, 2023. These options vested based on achievement of certain multiples of invested capital of our former major private equity holder and do not reflect amounts actually paid to the NEOs during such year.

(10)
Actual Compensation Paid for 2021 reflects the fact that the Company’s stock price increased following its IPO, which results in correspondingly higher valuations of equity-based awards as presented in the table above. These amounts do not necessarily reflect compensation paid or received during such year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2021, Dave Davis and Gregory Mays; (ii) for 2022, Dave Davis and Rose Neale; (iii) for 2023, Dave Davis, Grant Whitney, Gregory Mays, Rose Neale and Eric Levenhagen, and (iv) for 2024, Dave Davis, Grant Whitney, Gregory Mays, and Rose Neale.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NYSE ARCA Airline Index.
PEO Total Compensation Amount	$ 3,481,966	$ 3,249,806	$ 793,820	$ 567,092
PEO Actually Paid Compensation Amount	$ 3,805,705	10,128,470	(7,215,267)	13,334,200
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Bricker, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bricker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Bricker’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$3,481,966	$(2,000,000)	$2,323,739	$3,805,705
2023	$3,249,806	$(1,500,000)	$8,378,664	$10,128,470
2022	$793,820	$(492,195)	$(7,516,892)	$(7,215,267)
2021	$567,092	$0	$12,767,108	$13,334,200

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. All performance-based stock options were fully-vested as of December 31, 2023.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$2,416,066	$(31,837)	$0	$(60,490)	$0	$0	$2,323,739
2023	$870,970	$0	$566,682	$6,941,012	$0	$0	$8,378,664
2022	$352,663	$(7,401,352)	$27,519	$(495,722)	$0	$0	$(7,516,892)
2021	$0	$10,480,064	$0	$2,287,044	$0	$0	$12,767,108

Non-PEO NEO Average Total Compensation Amount	$ 1,301,646	919,235	793,020	637,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,419,416	2,637,379	(1,349,647)	6,011,246
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Bricker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,301,646	$(595,000)	$712,770	$—	$1,419,416
2023	$919,235	$(255,000)	$1,973,144	$—	$2,637,379
2022	$793,020	$(368,752)	$(1,773,915)	$—	$(1,349,647)
2021	$637,347	$0	$5,373,899	$—	$6,011,246

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$745,661	$(11,591)	$0	$(21,300)	$—	$—	$712,770
2023	$221,412	$(831)	$76,247	$1,676,316	$—	$—	$1,973,144
2022	$264,220	$(1,950,545)	$20,619	$(108,208)	$—	$—	$(1,773,915)
2021	$0	$4,477,443	$0	$896,456	$—	$—	$5,373,899

Tabular List, Table
Financial Performance
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows, in no particular order:

•	Fuel-neutral Adjusted EBT Margin

•	Adjusted EBT Margin Ranking

•	Adjusted CASM

•	Relative Adjusted Pre-Tax Margin Ranking

•	Adjusted Earnings Per Share

Total Shareholder Return Amount	$ 40.08	43.24	43.6	74.9
Peer Group Total Shareholder Return Amount	58.56	59.15	46.12	71.28
Net Income (Loss)	$ 52,903	$ 72,181,000	$ 17,676,000	$ 81,248,000
Company Selected Measure Amount	207,050	224,835,000	125,570,000	105,490,000
PEO Name	Mr. Bricker
Measure:: 1
Pay vs Performance Disclosure
Name	Fuel-neutral Adjusted EBT Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBT Margin Ranking
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted CASM
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Adjusted Pre-Tax Margin Ranking
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,000,000)	$ (1,500,000)	$ (492,195)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,323,739	8,378,664	(7,516,892)	12,767,108
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,416,066	870,970	352,663	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,837)	0	(7,401,352)	10,480,064
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	566,682	27,519	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,490)	6,941,012	(495,722)	2,287,044
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(595,000)	(255,000)	(368,752)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,770	1,973,144	(1,773,915)	5,373,899
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	745,661	221,412	264,220	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,591)	(831)	(1,950,545)	4,477,443
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	76,247	20,619	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,300)	1,676,316	(108,208)	896,456
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0